Fees and Expenses - Lazard Emerging Markets Core Equity Portfolio	Jun. 24, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]

Accordingly, effective immediately, the following will replace in its entirety the table under the “Fees and Expenses” section in the Summary Prospectus and the “Summary Section—Lazard Emerging

Markets Core Equity Portfolio—Fees and Expenses” section in the Prospectus of the Acquired Portfolio:

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.24%	.40%	.75%
Total Annual Portfolio Operating Expenses	1.24%	1.65%	1.75%
Fee Waiver and/or Expense Reimbursement[1]	.14%	.30%	.70%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.35%	1.05%

[1]	Until September 30, 2025, Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

To facilitate the reorganization of the Portfolio with and into Lazard Emerging Markets Opportunities ETF, a series of Lazard Active ETF Trust (the “Reorganization”) (including conversion of Open Shares and R6 Shares into Institutional Shares), beginning on October 1, 2025 through the earlier of the closing of the Reorganization or July 24, 2026, the Investment Manager will contractually agree to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Institutional Shares (including Open Shares and R6 Shares converted into Institutional Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

These expense limitation arrangements can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund on behalf of the Portfolio.

Expense Example Narrative [Text Block]

Effective October 1, 2025, the following will replace in its entirety the table under the “Example” section in the Summary Prospectus and the “Summary Section—Lazard Emerging Markets Core Equity Portfolio—Example” section in the Prospectus of the Acquired Portfolio:

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$ 107	$ 377	$ 665	$ 1,485